FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Credit risk (Details) - Accounts receivables - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross trade receivable	€ 21,925	€ 22,055
Expected credit loss rate	6.96%	11.32%
Expected credit loss provision	€ 1,527	€ 2,497
Less than one month
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross trade receivable	€ 17,858	€ 18,984
Expected credit loss rate	1.44%	2.88%
Expected credit loss provision	€ 257	€ 547
Between one and three months
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross trade receivable	€ 2,697	€ 660
Expected credit loss rate	3.74%	5.75%
Expected credit loss provision	€ 101	€ 38
Greater than three months
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross trade receivable	€ 1,370	€ 2,411
Expected credit loss rate	85.31%	79.32%
Expected credit loss provision	€ 1,169	€ 1,912